Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16 – COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company provides counter guarantee to Gaochuang including a cash deposit of RMB300,000 (approximately $43,075) and asset pledge of four invention patents and certain property, plant and equipment with net book value of $219,404 and $239,670 as of December 31, 2022 and 2021, respectively, in consideration of the guarantees provided by Gaochuang for certain notes payables financed by the Company during the years ended December 31, 2019 and 2018 (the “Counter Guarantee”). The Counter Guarantee arrangement further includes an unlimited joint liability guarantee provided by Rongfeng Cui and Yanjuan Wang, and a third party guarantee provided by Saike.

During the year ended December 31, 2019, the Company did not make repayment on certain notes payables as scheduled, and Gaochuang, as one of the guarantors, paid on behalf of the Company to the holders of such notes payables. As a result, the unpaid notes payables were reclassified to loan payable to Gaochuang and the amount was included in “current liabilities held for sale associated with discontinued operation of Tiandihui” on the consolidated balance sheets as of December 31, 2022 and 2021. The loan payable to Gaochuang was pledged and guaranteed by the aforementioned assets and guarantors, respectively, under the counter guarantee.

On December 27, 2023, the Court announced that the bankruptcy property distribution plan of Qingdao Tiandihui Foodstuffs Co., Ltd. had been implemented and the bankruptcy proceedings had completed. As a result, Tiandihui has been fully disposed as of December 31, 2023, and substantially all the material claims against Tiandihui that arose prior to the date of the bankruptcy completion were addressed, including the loan payable to Gaochuang.

CONTINGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Since November 2019, the Company has been involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2022. These claims are substantially related to non-payment of wage payables, non-payment of vendor payables and non-payment of loans and notes payables. These legal proceedings led to, among others actions, certain of the Tianddihui’s bank accounts and property, plant and equipment judicially frozen by the court as of December 31, 2022 and 2021. On March 13, 2021, the land and factory buildings above the land owned by Tiandihui. were actioned by the court for $5,098,461 (RMB 33.14 million). In 2021, we paid RMB3.73 million to substantially settle the labor arbitration cases with our former employees, and certain proceeds were used to repay the bank loans. On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Tiandihui and it entered into bankruptcy proceedings. On December 27, 2023, the Court announced that the bankruptcy property distribution plan of Tiandihui was implemented and the bankruptcy proceedings were completed. As a result, Tiandihui has been fully disposed as of December 31, 2023, and s all the material claims against Tiandihui that arose prior to the date of the completion of it bankruptcy proceedings were resolved. However, we may be subject to claims that were not discharged in the bankruptcy proceedings, if any. To the extent any pre-bankruptcy liability still remains, the ultimate resolution of such claims and other obligations may have a material adverse effect on our future operating results, profitability and financial condition.

In addition, the Company has historically incurred losses and it is uncertain whether the Company may continue to incur losses in the future. As a result of the discontinued operations of the pet food business as disclosed above, if the Company is unable to successfully manage its restaurant business or acquire new business, the Company may be unable to sustain or increase its profitability in the future.